SCHEDULE OF INTANGIBLE ASSET (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 14,046	$ 13,781
Less: Accumulated amortization	(936)	(230)
Total, net	13,110	13,551
Total, net		13,551
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 14,046	$ 13,781